Summary of Significant Accounting Policies - Reclassifications - Additional Information (Detail) - $ / shares	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value	$ 0.001	$ 0.001
Reclassification Adjustment
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value	0.001	0.001
Preferred stock, par value	$ 0.001	$ 0.001